Associated companies (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Proportion of voting rights held in associate	33.30%	33.30%	33.30%
Proportion of ownership interest in associate	6.20%	6.20%	6.20%
Dividends received	$ 460	$ 464
Publicly quoted market value of the Novartis interest	$ 16,900	12,900
Useful life measured as period of time, intangible assets other than goodwill	20 years
GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of associates [line items]
Proportion of ownership interest in associate			36.50%
Dividends received		$ 252